Income Tax Expense (Benefit) - Income Taxes Recognized Directly in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax relating to components of other comprehensive income [abstract]
Remeasurements of net defined benefit liabilities (assets), before tax	₩ 64,635	₩ 165,864	₩ (220,801)
Gain (loss) on valuation of derivatives, before tax		12,495	(12,495)
Foreign currency translation differences for foreign operations, before tax	43,572	(80,718)	871,292
Change in equity of equity method investee, before tax	(2,679)	(11,603)	6,364
Other comprehensive income, before tax	105,528	86,038	644,360
Related income tax	(14,818)	(43,503)	57,438
Gain (loss) on valuation of derivatives, Tax benefit (expense)		(3,268)	3,268
Foreign currency translation differences for foreign operations, tax benefit (expense)	(20,429)	(245)	(1,503)
Change in equity of equity method investee, tax benefit (expense)	25	1,925	(1,951)
Other comprehensive income, tax benefit (expense)	(35,222)	(45,091)	57,252
Remeasurements of net defined benefit liabilities (assets), net of tax	49,817	122,361	(163,363)
Gain (loss) on valuation of derivatives, Net of Tax		9,227	(9,227)
Foreign currency translation differences for foreign operations, net of tax	23,143	(80,963)	869,789
Change in equity of equity method investee, net of tax	(2,654)	(9,678)	4,413
Other comprehensive income for the year, net of income tax	₩ 70,306	₩ 40,947	₩ 701,612